Employee costs and share plans for employees, AstraZeneca 2014 Performance Share Plan (Details) - AstraZeneca 2014 Performance Share Plan EquityInstruments in Thousands	12 Months Ended
	Dec. 31, 2021 GBP (£) EquityInstruments	Dec. 31, 2021 USD ($) EquityInstruments	Dec. 31, 2020 GBP (£) EquityInstruments	Dec. 31, 2020 USD ($) EquityInstruments	Dec. 31, 2019 GBP (£) EquityInstruments	Dec. 31, 2019 USD ($) EquityInstruments	Dec. 31, 2014
Share plans
Plan term							10 years
Period of wait time until awards granted vest							3 years
Director
Share plans
Additional holding period that can be subject to achievement of performance conditions							2 years
Ordinary shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	3,045	3,045	2,859	2,859	2,682	2,682
Number of shares granted	1,275	1,275	932	932	1,018	1,018
Number of shares forfeited	(220)	(220)	(191)	(191)	(350)	(350)
Number of shares cancelled	(9)	(9)	(3)	(3)
Number of shares exercised	(632)	(632)	(552)	(552)	(491)	(491)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	3,459	3,459	3,045	3,045	2,859	2,859
Weighted average fair value at beginning of period | £	£ 29.85		£ 26.49		£ 22.95
Weighted average fair value - granted | £	24.85		37.02		31.47
Weighted average fair value - forfeited | £	30.05		30.88		23.17
Weighted average fair value - cancelled | £	36.53		22.34
Weighted average fair value - exercised | £	23.32		24.26		19.83
Weighted average fair value at end of period | £	£ 29.19		£ 29.85		£ 26.49
ADR shares
Share plans
Number of other equity instruments outstanding in share-based payment arrangement at beginning of period	4,791	4,791	5,206	5,206	6,963	6,963
Number of shares granted	2,082	2,082	1,767	1,767	1,978	1,978
Number of shares forfeited	(494)	(494)	(478)	(478)	(1,900)	(1,900)
Number of shares exercised	(1,201)	(1,201)	(1,704)	(1,704)	(1,835)	(1,835)
Number of other equity instruments outstanding in share-based payment arrangement at end of period	5,178	5,178	4,791	4,791	5,206	5,206
Weighted average fair value at beginning of period | $		$ 20.76		$ 17.80		$ 15.65
Weighted average fair value - granted | $		17.18		24.02		21.06
Weighted average fair value - forfeited | $		20.53		19.57		16.80
Weighted average fair value - exercised | $		17.40		15.43		14.17
Weighted average fair value at end of period | $		$ 20.12		$ 20.76		$ 17.80